Other Receivables	12 Months Ended
Dec. 31, 2022
Other Receivables
Other Receivables

Note 8. Other Receivables

As at December 31:	2022	2021
Royalty receivables	$5,760	$5,837
Interest receivables	634	364
Contract assets under contracts with customers	—	575
Loans and current accounts* (net of allowance of $nil as of both December 31, 2022 and 2021)	27,993	47,745
Indemnification asset*	6,756	6,756
Other	2,359	3,169
	$43,502	$64,446

*   The Group had various amounts owing from an affiliate controlled by the Chairman of the Company (see Note 25).

Other receivables primarily arise in the normal course of business and are expected to be collected within one year from the reporting date.

Royalty receivables were due from a customer in the Royalty segment (see Note 5) and were collected in January the following year.

Contract assets

The movements of contract assets under contracts with customers for the years ended December 31, 2022 and 2021 were as follows:

	2022	2021
Balance, beginning of the year	$575	$106
Reclassification to revenues	—	(106)
A change in the time frame for a right to consideration to become unconditional	(575)	575
Balance, end of the year	$—	$575

For further discussions on credit risk, see Note 26.